3. SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative liability	$ 779,796	$ 1,153,491	$ 4,482,926	$ 5,178,906
Level 3 [Member]
Derivative liability	$ 779,796	$ 1,153,491	$ 4,482,296